Derivatives - Non-designated Hedging Instrument Gains (Losses) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign currency forward contracts	$ 0	$ 0	$ 0	$ (30)